STOCKHOLDERS' EQUITY (Share Based Compensation Expense Allocation) (Details) (General and Administrative Expense [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
General and Administrative Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 3,705,109